Unearned Revenue (Details) - Schedule of unearned revenue includes customer deposits and deferred revenue - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of unearned revenue includes customer deposits and deferred revenue [Abstract]
Beginning Balance	$ 564,227	$ 362,951	$ 953,306
Revenue recognized	(27,075,116)	(37,752,173)	(30,316,831)
Amounts collected or invoiced	27,131,731	37,953,449	29,726,476
Ending Balance	$ 620,842	$ 564,227	$ 362,951